STOCKHOLDERS' DEFICIT (Details 2) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
STOCKHOLDERS' DEFICIT:
Warrants outstanding, beginning	46,016,840	23,551,857
Issuances	11,269,013	22,465,001
Canceled/expired	(70)	0
Exchanged in debt restructuring	(28,962,508)
Exercised	0	(18)
Warrants outstanding, ending	28,323,275	46,016,840